DISCONTINUED OPERATIONS - Assets and liabilities included in the held-for-sale categories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Cash and cash equivalents	$ 367.1	$ 407.8	$ 544.9
Receivables and other current assets	85.7	128.0
Inventories	266.3	199.9
Property, plant and equipment	3,496.5	2,598.0
Other non-current assets	76.3	128.8
Assets	4,537.9	4,425.1
Accounts payable and accrued liabilities	317.6	294.1
Current portion of provisions	5.4	5.6
Deferred income tax liabilities	0.7	22.6
Leases	100.2	68.7
Provisions	360.1	310.4
Other liabilities	0.0	19.6
Liabilities	2,273.8	2,218.3
Assets and liabilities classified as held for sale | Rosebel Mine
Disclosure of non-current assets held for sale and discontinued operations [Line Items]
Cash and cash equivalents	0.0	38.5
Receivables and other current assets	0.0	4.9
Inventories	0.0	155.8
Property, plant and equipment	0.0	435.8
Other non-current assets	0.0	34.6
Assets	0.0	669.6
Accounts payable and accrued liabilities	0.0	84.2
Current portion of provisions	0.0	4.2
Deferred income tax liabilities	0.0	17.4
Leases	0.0	39.5
Provisions	0.0	103.8
Other liabilities	0.0	19.5
Liabilities	$ 0.0	$ 268.6